Fair Value Measurements - Additional Information (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
Percentage of rate of return for the next financing event scenario	0.08%
Percentage of rate of return for the liquidation event scenario	40.00%
Simple Agreements for Future Equity	$ 0	$ 11,740
Financial assets at fair value	0	0
Financial liabilities at fair value	$ 0	$ 0